Loans and Allowance for Credit Losses (Details 11) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Commercial
Commercial	$ 50,734	$ 42,272
Lease financing	5,914	6,126
Total commercial	56,648	48,398
Commercial Real Estate
Construction and development	6,187	7,441
Total commercial real estate	35,851	34,695
Commercial mortgages	29,664	27,254
Residential Mortgages	28,669	24,315
Retail
Credit card	17,360	16,803
Retail leasing	5,118	4,569
Other	48,107	48,391
Total loans, excluding covered loans	195,048	179,019
Covered loans	14,787	18,042
Total loans	209,835	197,061
Other assets	28,788	25,545
Total nonperforming assets	3,774	5,048
Total nonperforming assets, excluding covered assets	2,574	3,351	3,904	1,981	690
Nonperforming Assets [Member]
Commercial
Commercial	280	519	866	290	128
Lease financing	32	78	125	102	53
Total commercial	312	597	991	392	181
Commercial Real Estate
Construction and development	545	748	1,192	780	209
Total commercial real estate	899	1,293	1,773	1,074	293
Commercial mortgages	354	545	581	294	84
Residential Mortgages	650	636	467	210	54
Retail
Credit card	224	228	142	67	14
Retail leasing	0	0	0	0	0
Other	67	65	62	25	15
Total other retail	67	65	62	25	15
Total loans, excluding covered loans	2,152	2,819	3,435	1,768	557
Covered loans	926	1,244	1,350	369	0
Total loans	3,078	4,063	4,785	2,137	557
Other Real Estate	404	511	437	190	111
Covered Other Real Estate	274	453	653	274	0
Other assets	18	21	32	23	22
Total nonperforming assets	3,774	5,048	5,907	2,624	690
Nonperforming assets including covered assets [Member] | Nonperforming Assets [Member]
Including/Excluding Covered Assets
Accruing loans 90 days or more past due	1,753	2,184	2,309	1,554	584
Nonperforming loans to total loans	1.47%	2.06%	2.46%	1.16%	0.36%
Nonperforming assets to total loans plus other real estate	1.79%	2.55%	3.02%	1.42%	0.45%
Nonperforming assets excluding covered assets [Member] | Nonperforming Assets [Member]
Including/Excluding Covered Assets
Accruing loans 90 days or more past due	$ 843	$ 1,094	$ 1,525	$ 967	$ 584
Nonperforming loans to total loans	1.10%	1.57%	1.99%	1.02%	0.36%
Nonperforming assets to total loans plus other real estate	1.32%	1.87%	2.25%	1.14%	0.45%